OTHER FINANCIAL LIABILITIES (Details) - Schedule of composition of other financial liabilities - Other Financial Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
(a) Interest bearing loans	$ 3,869,040	$ 2,243,776
(b) Lease Liability	578,740	806,283
(c) Hedge derivatives	2,734	2,734
(d) Derivative non classified as hedge accounting	2,937	2,937
Total current	4,453,451	3,055,730
Non-current
(a) Interest bearing loans	3,566,804	5,489,078
(b) Lease Liability	2,381,898	2,314,723
Total non-current	$ 5,948,702	$ 7,803,801